As filed with the Securities and Exchange Commission on February 5, 2020

Securities Act File No. 333- Investment Company Act File No. 811-22432

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

(Check appropriate box or boxes)

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 6 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 23 ☒

Oxford lane capital corp.

(Exact Name of Registrant as Specified in Charter)

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Address of Principal Executive Offices)

(203) 983-5275

(Registrant’s Telephone Number, Including Area Code)

Jonathan H. Cohen

Chief Executive Officer

Oxford Lane Capital Corp.

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Name and Address of Agent for Service)

COPIES TO:

Steven B. Boehm, Esq.

Vlad M. Bulkin, Esq.

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

Tel: (202) 383-0100

Fax: (202) 637-3593

Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☐

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act of 1933.

☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-225462.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Preferred Stock, $0.01 par value per share	670,834	$25	$16,770,850	$2,176.86

(1)	Estimated solely for the purposes of determining the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

(2)	Includes preferred stock that may be issued pursuant to the underwriters’ option to purchase additional preferred stock.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Oxford Lane Capital Corp. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-225462), including the preliminary prospectus and the exhibits thereto, initially filed on June 6, 2018 and declared effective on August 2, 2018, as amended by pre-effective and post-effective amendments thereto (the “Prior Registration Statement”).

EXHIBIT INDEX

(1)(5)	Opinion and Consent of Eversheds Sutherland (US) LLP, Counsel for Oxford Lane Capital Corp.*

*	Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Greenwich, in the State of Connecticut, on the 5th day of February 2020.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
	Name:	Jonathan H. Cohen
	Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 5th day of February, 2020.

Signature	Title

/s/ Jonathan H. Cohen	Chief Executive Officer and Director (Principal Executive Officer)
Jonathan H. Cohen

*	Chairman of the Board and Director
Mark J. Ashenfelter

*	Director
John Reardon

*	President and Director
Saul B. Rosenthal

*	Director
David S. Shin

/s/ Bruce L. Rubin	Chief Financial Officer (Principal Financial and Accounting Officer)
Bruce L. Rubin

* Signed by Jonathan H. Cohen pursuant to a power of attorney signed by each individual and filed with this Registration Statement on June 6, 2018.

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